Consolidated Statements of Operations (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
REVENUES	$ 527,824	$ 318,633
COST OF SALES	285,627	151,267
GROSS PROFIT	242,197	167,366
OPERATING EXPENSES
General & Administrative	103,760	84,577
TOTAL OPERATING EXPENSES	103,760	84,577
NET OPERATING INCOME/(LOSS)	138,437	82,789
Gain on sale of fixed assets	419	0
Net Income Before Income Taxes	138,856	82,789
Income Tax (Expense) Benefit	(29,084)	(471)
NET INCOME/(LOSS)	$ 109,772	$ 82,318
Weighted Average Number of Shares Outstanding	7,500,000	7,500,000
Earnings/(Loss) per Ordinary Share, Basic and Diluted	$ 0.01	$ 0.01